                                                     REGISTRATION NO. 333-60730
                                                     REGISTRATION NO. 811-07659
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933      [_]
                        PRE-EFFECTIVE AMENDMENT NO.
                      POST-EFFECTIVE AMENDMENT NO. 50    [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940  [_]
                             AMENDMENT NO. 349           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 49
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                               DODIE KENT, ESQ.
                        SUTHERLAND ASBILL & BRENNAN LLP
                          1114 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10036

                               -----------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On July 7, 2015 pursuant to paragraph (b)(1)(iii) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [X]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

                                     NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 50 is to delay the effective date of Post-Effective Amendment No. 49, which was filed on May 7, 2015. The PEA does not amend or delete the currently effective Prospectuses, Statements of Additional Information or supplements to the Prospectuses, or any other part of the Registration Statement except as specifically noted herein. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 2nd day of July, 2015.

                                   SEPARATE ACCOUNT NO. 49 OF AXA EQUITABLE
                                   LIFE INSURANCE COMPANY
                                                     (Registrant)

                                   By:  AXA Equitable Life Insurance Company
                                                      (Depositor)

                                   By:  /s/ Shane Daly
                                        ----------------------------------------
                                        Shane Daly
                                        Vice President and Associate General
                                        Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 2nd day of July, 2015.

                                             AXA EQUITABLE LIFE INSURANCE
                                             COMPANY
                                                           (Depositor)

                                             By:  /s/ Shane Daly
                                                  ------------------------------
                                                  Shane Daly
                                                  Vice President and Associate
                                                  General Counsel

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                            Chairman of the Board, Chief
                                         Executive Officer, President and
                                         Director

PRINCIPAL FINANCIAL OFFICER:

*Anders Malmstrom                        Senior Executive Director and Chief
                                         Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan                        Executive Director, Chief Accounting
                                         Officer and Controller

*DIRECTORS:

Mark Pearson                  Peter S. Kraus      Lorie A. Slutsky
Denis Duverne                 Ramon de Oliveira   Richard C. Vaughan
Barbara Fallon-Walsh          Bertram Scott

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      July 2, 2015